Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Net deferred tax assets
Deferred tax assets	SFr 6,319	SFr 6,341		SFr 6,319		SFr 6,179
Net operating loss carry-forwards, after allocation of valuation allowances	2,594	2,348		2,594
Temporary differences	3,725	3,993		3,725
Deferred tax liabilities	48	50		48		SFr 54
Deferred Tax Assets (Liabilities), Net	6,271	SFr 6,291		6,271
Accumulated undistributed earnings from foreign subsidiaries	SFr 4,700			SFr 4,700
Effective tax rate
Effective tax rate (as a percent)	10.60%	37.00%	35.60%	55.40%	33.70%
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 0			SFr 0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 7			SFr 7